Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2021	2020
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at short-term fixed rates
Cash and cash equivalents	24,515	48,432
Financial assets at variable rates
Cash and cash equivalents	31,024	5,470
Non-interest bearing cash balances
Cash and cash equivalents	4,725	33,454

Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2021	2020
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	2,063	2,079
Current income tax receivable	4	4
Cash and cash equivalents	41,371	70,419

Financial liabilities
Trade payables	773	409
Payroll taxes and social security	1	1
Lease liabilities	55	105
Accrued expenditure	915	926